Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 20,833	$ 21,959
Amortisation for year	1,992	1,928	$ 2,165
Ending balance	20,947	20,833	21,959
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	45,084	43,501	47,460
Additions - separately acquired	1,592	2,001	513
Transferred to assets held for sales (Note 18)			(2,486)
Disposals	(1,672)	(186)	(646)
Exchange and other adjustments	1,603	(232)	(1,340)
Ending balance	46,607	45,084	43,501
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(24,251)	(21,542)	(21,272)
Transferred to assets held for sales (Note 18)			1,504
Amortisation for year	1,992	1,928	2,165
Impairment charges	405	1,036	711
Impairment reversals	(165)	(3)	(28)
Disposals	1,601	176	307
Exchange and other adjustments	778	(76)	(767)
Ending balance	(25,660)	(24,251)	(21,542)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	20,049	21,229
Additions - separately acquired	835	1,093	211
Amortisation for year	1,872	1,808	2,016
Ending balance	20,113	20,049	21,229
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	40,654	39,136	42,913
Additions - separately acquired	1,454	1,835	476
Transferred to assets held for sales (Note 18)			(2,486)
Disposals	(970)	(35)	(630)
Exchange and other adjustments	1,539	(282)	(1,137)
Ending balance	42,677	40,654	39,136
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(20,605)	(17,907)	(17,658)
Transferred to assets held for sales (Note 18)			1,504
Amortisation for year	1,872	1,808	2,016
Impairment charges	405	1,034	711
Impairment reversals	(165)	(3)	(28)
Disposals	899	29	294
Exchange and other adjustments	746	(112)	(652)
Ending balance	(22,564)	(20,605)	(17,907)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	552	491
Amortisation for year	59	52	69
Ending balance	514	552	491
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,649	2,526	2,636
Additions - separately acquired	2	99
Disposals	(66)
Exchange and other adjustments	57	24	(110)
Ending balance	2,642	2,649	2,526
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(2,097)	(2,035)	(2,004)
Amortisation for year	59	52	69
Disposals	66
Exchange and other adjustments	38	10	(38)
Ending balance	(2,128)	(2,097)	(2,035)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	232	239
Amortisation for year	61	68	80
Ending balance	320	232	239
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,781	1,839	1,911
Additions - separately acquired	136	67	37
Disposals	(636)	(151)	(16)
Exchange and other adjustments	7	26	(93)
Ending balance	1,288	1,781	1,839
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,549)	(1,600)	(1,610)
Amortisation for year	61	68	80
Impairment charges		2
Disposals	636	147	13
Exchange and other adjustments	(6)	26	(77)
Ending balance	$ (968)	$ (1,549)	$ (1,600)